DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN

Spark I Acquisition Corporation (the “Company”) was incorporated in the Cayman Islands on July 12, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of June 30, 2026, the Company had not commenced any operations. All activity for the period from July 12, 2021 (inception) through June 30, 2026 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and since closing the Initial Public Offering, a search for a business combination candidate. The Company will not generate any operating revenues until after the completion an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on September 29, 2023. On October 11, 2023, the Company consummated its Initial Public Offering of 10,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000, which is discussed in Note 3, and the sale of 8,490,535 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in private placements to SLG SPAC Fund LLC (the “Sponsor”) that closed simultaneously with the Initial Public Offering.

The Company incurred offering costs of $6,590,678, including underwriting fees of $2,000,000, deferred underwriting fees of $3,500,000 (see Note 6) and other costs of $1,090,678.

On October 10, 2023, the underwriter informed the Company that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Class B ordinary shares of the Company, par value $0.0001 per share. Such forfeited shares were cancelled by the Company prior to the consummation of the Initial Public Offering.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination. Upon the closing of the Initial Public Offering, management has agreed that $10.05 per Unit sold in the Initial Public Offering, including proceeds of the sale of the Private Placement Warrants, will be held in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

The Company has provided the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.05 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement that may be contained in the agreement relating to the Business Combination. If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination only if the Company receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires a resolution be passed by a majority of the holders of ordinary shares as, being entitled to do so, vote in person or by proxy at a general meeting of the Company, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment.

If the Company has not completed a Business Combination by September 29, 2026 (the “Combination Period”), or the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to us to pay our taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.05 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under our indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor have it independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and we believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. As a result, if any such claims were successfully made against the trust account, the funds available for the Company’s initial business combination and redemptions could be reduced to less than $10.05 per public share. In such event, the Company may not be able to complete its initial business combination, and the investors would receive such lesser amount per share in connection with any redemption of their public shares. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

On June 25, 2025, the Sponsor agreed to make monthly deposits, each in an amount equal to the lesser of (i) $0.015 for each outstanding Class A ordinary share, par value $0.0001 per share, of the Company and (ii) $55,000, up to a maximum aggregate amount of $825,000, directly to the Company’s trust account in order to extend the Company’s time period to consummate a business combination. For the six months ended, June 30, 2026 and 2025, the Company deposited $201,304 and $0 into the trust account.

On July 8, 2025, the Company held an extraordinary general meeting of shareholders where the Company’s shareholders approved the proposal to amend the Company’s amended and restated memorandum and articles of association to extend the date by which the Company has to consummate a business combination from July 11, 2025 to September 29, 2026.

In connection with the July 8, 2025 extraordinary general meeting of shareholders, the Sponsor agreed to convert 4,000,000 Class B ordinary shares of the Company into 4,000,000 Class A ordinary shares of the Company.

In connection with the July 8, 2025 extraordinary general meeting of shareholders, holders of 7,763,287 Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $10.93 per share, for an aggregate redemption amount of approximately $84.8 million. As a result, approximately $84.8 million was removed from the Trust Account to redeem such shares. Following the redemption, there was 2,236,713 Class A Ordinary Shares held by public shareholders outstanding and 6,236,713 total Class A Ordinary Shares issued and outstanding, including Class A Ordinary Shares issued to the Sponsor in the conversion. Upon payment of the redemption, approximately $24.4 million remained in the Trust Account prior to any contribution made by the Sponsor.

On May 14, 2026, the Company received a written notice from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company is not in compliance with Listing Rule 5450(a)(2) (the “Minimum Total Holders Rule”), which requires the Company to have at least 400 “Total Holders” (defined as both beneficial holders and holders of record) of the Company’s ordinary shares for continued listing on the Nasdaq Global Market. The Notice is only a notification of deficiency, not of imminent delisting, and has no immediate effect on the listing or trading of the Company’s securities on the Nasdaq Global Market. The Notice stated that that Company has 45 days to submit a plan to regain compliance with the Minimum Total Holders Rule. The Company submitted a compliance plan on June 29, 2026 for Nasdaq to review. If Nasdaq accepts the Company’s plan, Nasdaq may grant the Company an extension of up to 180 calendar days from the date of the Notice to evidence compliance with the Minimum Total Holders Rule. If Nasdaq does not accept the Company’s plan, the Company will have the opportunity to appeal the decision in front of a Nasdaq Hearings Panel. The Company has been in contact with a represenatative at Nasdaq and considers the issue remediated.

On June 11, 2026 (the “Signing Date”), the Company entered into an Agreement and Plan of Merger and Reorganization (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Merger Agreement”), by and among the Company, Spark I Acquisition Corporation Sub I Inc., a Delaware corporation (“Merger Sub I”), Spark I Acquisition Corporation Sub II LLC, a Delaware limited liability company (“Merger Sub II” and together with Merger Sub I, the “Merger Subs”), and ZincFive, Inc., a Delaware corporation (“ZincFive”). The transactions contemplated by the Merger Agreement are referred to as the “Business Combination.” The Company, Merger Sub I, Merger Sub II and ZincFive are each individually referred to as a “Party” and, collectively, as the “Parties.” In connection with the Closing, the Company will change its name to “ZincFive, Inc.”

The Merger Agreement and the Business Combination were unanimously approved by the boards of directors of each of the Company, Merger Sub I and ZincFive and by the managing member of Merger Sub II.

The Business Combination is expected to close in the second half of 2026 following the receipt of the required approval of the Company’s shareholders and the fulfillment of other customary closing conditions that are set forth in the Merger Agreement.

Subject to obtaining the required shareholder approvals and at least one day prior to the time of the closing of the Business Combination (the “Closing,” and the date on which the Closing occurs, the “Closing Date”), the Company will deregister as a Cayman Islands exempted company and transfer by way of continuation to and domesticate as a corporation incorporated under the laws of the State of Delaware (the “Domestication” and such company after the Domestication, “New ZincFive”). In connection with the Domestication, the Company will file with the Secretary of State of the State of Delaware a certificate of incorporation (the “Charter”), which sets forth the rights and preferences of the equity interests of New ZincFive, and adopt bylaws (the “Bylaws”) of New ZincFive.

Immediately prior to the Domestication, each of the holders of the then issued and outstanding Class B ordinary shares of the Company will cause each Cayman Class B Share to be converted, on a one-for-one basis, into a Class A ordinary share of the Company. In connection with the Domestication: (i) each of the then issued and outstanding Cayman Class A Shares will convert automatically, on a one-for-one basis, into a share of common stock, par value $0.0001 per share, of New ZincFive (the “New ZincFive Common Stock”); (ii) each of the then issued and outstanding warrants representing the right to purchase one Cayman Class A Share (each, a “Cayman Purchaser Warrant”) will convert automatically into a warrant to acquire one share of New ZincFive Common Stock pursuant to the related warrant agreement (each warrant, a “New ZincFive Warrant”); and (iii) each of the then issued and outstanding units of the Company will be canceled and each holder thereof will be entitled to one share of New ZincFive Common Stock and one-half of one New ZincFive Warrant. The conversion of the (w) Cayman Class B Shares to Cayman Class A Shares, (x) Cayman Class A Shares to New ZincFive Common Stock, (y) Cayman Purchaser Warrants to New ZincFive Warrants and (z) units of the Company to New ZincFive Common Stock and New ZincFive Warrants are collectively referred to as the “Delaware Conversion.”

Sponsor Agreement

Concurrently with the execution of the Merger Agreement, the Company entered into the Sponsor Agreement (the “Sponsor Agreement”) with ZincFive, the Sponsor, certain stockholders of the Company (together with the Sponsor, the “Insiders”) and, solely for purposes of the Letter Agreement Amendment (as defined below), Ho Min (Jimmy) Kim, Chief Financial Officer of the Company (the “Non-Shareholder Insider”). Under the terms of the Sponsor Agreement, the Insiders agreed to, among other things: (i) vote in favor of adoption of the the Company Stockholder Matters; (ii) vote against any Acquisition Transaction (as defined in the Merger Agreement) and any merger agreement or merger other than the Merger Agreement and the Business Combination; (iii) vote against any change in the business, management or board of directors of the Company (other than in connection with the the Company Stockholder Matters or pursuant to the Merger Agreement or ancillary agreements); and (iv) vote against any proposal, action or agreement that would: (A) impede, interfere, frustrate, prevent or nullify any provision of the Sponsor Agreement, the Merger Agreement or the Business Combination; (B) result in a breach in any respect of any covenant, representation, warranty or any other obligation or agreement of the Company under the Merger Agreement; (C) result in any of the closing conditions of the Merger Agreement not being fulfilled; (D) result in a breach of any covenant, representation or warranty or other obligation or agreement of the Sponsor in the Sponsor Agreement; or (E) change in any manner the dividend policy or capitalization of, including the voting rights of any class of capital stock of, the Company. Each officer and director of the Company previously entered into a letter agreement with the Company in connection with the Company’s initial public offering, pursuant to which they agreed to vote any the Company ordinary shares held by them in favor of the Business Combination. If at any time following the Signing Date and until the termination of the Merger Agreement, the board of directors of the Company effect a Modification of Recommendation, then the obligations to vote or consent in accordance with the foregoing clauses (i)-(iv) will automatically be deemed to be modified such that the Sponsor will vote or provide its consent with respect to its Sponsor Securities (as defined below) in the same proportion to the votes cast or consent provided, as applicable, by the holders of the Cayman Class A Shares.

Pursuant to the Sponsor Agreement, during the period commencing on the Signing Date until the earliest of (a) termination of the Merger Agreement, (b) the liquidation of the Company, (c) the first anniversary of the Closing Date and (d) the date upon which the volume-weighted average price (“VWAP”) of New ZincFive Common Stock equals or exceeds $12.00 per share for any twenty (20) trading days within any thirty (30) trading day period commencing any time that is one hundred eighty (180) days after the date that a registration statement (the “Resale Registration Statement”) covering the resale of Registrable Securities (as defined in the A&R Registration Rights Agreement) initially becomes effective, the Insiders will not (subject to limited and customary exceptions): (i) sell, offer to sell, contract or agree to sell, hypothecate or pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), with respect to, 2,000,000 Cayman Class B Shares owned by the Insiders as of the Signing Date, the Cayman Class A Shares issued or issuable upon the Delaware Conversion with respect to such shares, and the New ZincFive Common Stock issued or issuable upon the Delaware Conversion with respect to such shares (together, the “Sponsor Securities”); (ii) enter into any swap or other arrangement that transfers to another any of the economic consequences of ownership of any Sponsor Securities, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise; (iii) take any action in furtherance of any of the matters described in the foregoing clauses (i) or (ii); or (iv) publicly announce any intention to effect any transaction specified in the foregoing clauses (i) or (ii).

Pursuant to the Sponsor Agreement, but subject to the consummation of the Business Combination, the Insiders agreed to waive all anti-dilution rights with respect to the rate that the Cayman Class B Shares convert into the Cayman Class A Shares in connection with the transactions contemplated by the Merger Agreement.

In addition, pursuant to the Sponsor Agreement, (a) Sponsor may elect to convert up to $1,500,000 of the aggregate amount outstanding under any Working Capital Loans (as defined in the Merger Agreement) into Cayman Purchaser Warrants, (b) Sponsor agreed to forfeit, immediately following the Closing and subject to the occurrence of the Closing, (x) 3,500,000 shares of the Company Common Stock, (y) 922,078 shares of the Company Common Stock for issuance to certain of the Bridge Investors (as defined below) and (z) 1,458,400 New ZincFive Warrants for issuance to certain of the Bridge Investors, and (c) Sponsor agreed to forfeit, immediately following the Closing, 2,786,867 New ZincFive Warrants and 50% of any New ZincFive Warrants issued as a result of the conversion of Working Capital Loans for issuance as stock options pursuant to the New ZincFive Equity Incentive Plan (as defined in the Merger Agreement).

The Sponsor Agreement also amends that certain letter agreement, dated as of October 5, 2023 (the “Letter Agreement” and such amendment, the “Letter Agreement Amendment”), by and among SPKL, the Insiders and the Non-Shareholder Insider, pursuant to which the Sponsor agreed to surrender a number of Cayman Class B Shares (including any Cayman Class A Shares issued upon conversion of Cayman Class B Shares) in certain circumstances. As a result of the Letter Agreement Amendment, effective immediately prior to the First Merger, the Sponsor will not be obligated to surrender any Cayman Class B Shares (or Cayman Class A Shares issued upon conversion of Cayman Class B Shares) if the Forward Purchaser (as defined in the Letter Agreement) does not purchase $115,000,000 worth of securities in accordance with that certain forward purchase agreement, dated as of October 5, 2023, by and between the Company and the Forward Purchaser. If the Merger Agreement is terminated for any reason, the Letter Agreement Amendment will be void and of no force and effect.

Series A Preferred Stock Investments

In connection with the transactions contemplated by the Merger Agreement, on the Signing Date, the Company and ZincFive entered into a Securities Purchase Agreement (the “Series A SPA”) with certain institutional and accredited investors (the “Series A Preferred Stock Investors”). Pursuant to the Series A SPA, the Series A Preferred Stock Investors agreed, among other things, to purchase, concurrently with the Closing, an aggregate of 10,441,174 shares of New ZincFive’s 12.0% Series A Cumulative Convertible Preferred Stock, par value $0.0001 per share (the “New ZincFive Series A Preferred Stock”), having the rights, preferences and privileges set forth in the Certificate of Designation of Preferences, Rights and Limitations of 12.0% Series A Cumulative Convertible Preferred Stock (the “Certificate of Designation”) and, for each Series A Preferred Stock Investor, a warrant to purchase a number of shares of New ZincFive Common Stock equal to the number of shares into which such shares of New ZincFive Common Stock underlying such investor’s Series A Preferred Stock are initially convertible (a “Series A Preferred Investor

Warrant”), for an aggregate purchase price of $106.5 million (the “Series A Preferred Stock Investments”). Each share of New ZincFive Series A Preferred Stock will have a stated value of $12.00 (the “Stated Value”). Certain Series A Preferred Stock Investors who provided $6.5 million of interim financing to ZincFive in the form of secured promissory notes (the “Bridge Notes” and such Series A Preferred Stock Investors, the “Bridge Investors”) will pay the purchase price through the cancellation and conversion of such Series A Preferred Stock Investors’ Bridge Notes in exchange for shares of New ZincFive Series A Preferred Stock and Series A Preferred Investor Warrants.

As a condition to the closing of Alyeska Master Fund, L.P.’s (the “Lead Purchaser”) Series A Preferred Stock Investment, the Company will issue an aggregate of 3,500,000 shares of New ZincFive Common Stock to the Lead Purchaser or the Company or ZincFive will cause stockholders of the Company or ZincFive to assign an aggregate of 3,500,000 shares of New ZincFive Common Stock to the Lead Purchaser.

Liquidity and Capital Resources

As of June 30, 2026, the Company had $401,642 in its operating bank account, $25,813,648 in its trust account, and a working capital deficit of $6,048,479.

Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 5). However, the Company has future obligations to management, consultants, and directors that will likely extinguish the cash balance within approximately a year from the filing date of the Quarterly Report on Form 10-Q for the quarter ended June 30, 2026.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements—Going Concern, the Company was formed for the purpose of completing a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities on or before September 29, 2026. There is no assurance that the Company will obtain the necessary approvals or raise the additional capital it needs to fund its business operations and complete any business combination prior to September 29, 2026, if at all. The Company also has no approved plan in place to extend the business combination deadline beyond September 29, 2026, and lacks the capital resources needed to fund operations and complete any business combination, even if the deadline to complete a business combination is extended to a later date. Management has determined that the liquidity condition and timing of liquidation raises substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these financial statements. No adjustments have been made to the carrying amounts of assets or liabilities. The Company’s Sponsor, officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital.

Risks and Uncertainties

Various social and political circumstances in the U.S. and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the U.S. and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. The Iran war has resulted in higher oil prices and created concerns about economic recession. Tariffs imposed by the U.S. presidential administration caused geopolitical tension and higher prices of goods throughout the global economy. Sanctions imposed by the U.S. and other countries in connection with hostilities between Russia and Ukraine and tensions between China and Taiwan have caused additional financial market volatility and affected the global economy. Concerns over persistent inflation, economic recession, as well as interest rate volatility and fluctuations in oil and gas prices resulting from global production and demand levels, as well as geopolitical tension, have exacerbated market volatility and could adversely affect the Company’s ability to complete a business combination and could have a material adverse effect on the value of the Company’s securities. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The impact of these conflicts on the world economy is not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN

Spark I Acquisition Corporation (the “Company”) was incorporated in the Cayman Islands on July 12, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2025, the Company had not commenced any operations. All activity for the period from July 12, 2021 (inception) through December 31, 2025 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and since closing the Initial Public Offering, a search for a business combination candidate. The Company will not generate any operating revenues until after the completion an initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on September 29, 2023. On October 11, 2023, the Company consummated its Initial Public Offering of 10,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $100,000,000, which is discussed in Note 3, and the sale of 8,490,535 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in private placements to SLG SPAC Fund LLC (the “Sponsor”) that closed simultaneously with the Initial Public Offering.

The Company incurred offering costs of $6,590,678, including underwriting fees of $2,000,000, deferred underwriting fees of $3,500,000 (see Note 6) and other costs of $1,090,678.

On October 10, 2023, the underwriter informed the Company that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Class B ordinary shares of the Company, par value $0.0001 per share. Such forfeited shares were cancelled by the Company prior to the consummation of the Initial Public Offering.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (as defined below) (excluding the amount of deferred underwriting commissions and taxes payable on the income earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination. Upon the closing of the Initial Public Offering, management has agreed that $10.05 per Unit sold in the Initial Public Offering, including proceeds of the sale of the Private Placement Warrants, will be held in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

The Company has provided the holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer in connection with the Business Combination. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Shareholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.05 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Public Shares subject to redemption will be recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”

The Company will not redeem Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001 (so that it does not then become subject to the SEC’s “penny stock” rules) or any greater net tangible asset or cash requirement that may be contained in the agreement relating to the Business Combination. If the Company seeks shareholder approval of the Business Combination, the Company will proceed with a Business Combination only if the Company receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires a resolution be passed by a majority of the holders of ordinary shares as, being entitled to do so, vote in person or by proxy at a general meeting of the Company, or such other vote as required by law or stock exchange rule. If a shareholder vote is not required and the Company does not decide to hold a shareholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (the “SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination. Additionally, each Public Shareholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, if the Company seeks shareholder approval of the Business Combination and the Company does not conduct redemptions pursuant to the tender offer rules, a Public Shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the Company’s initial Business Combination or to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Public Shares upon approval of any such amendment.

If the Company has not completed a Business Combination by September 29, 2026 (the “Combination Period”), or the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to us to pay our taxes, if any (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish the rights of the Public Shareholders as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining Public Shareholders and its Board of Directors, liquidate and dissolve, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

The Sponsor has agreed to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares it will receive if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor or any of its respective affiliates acquire Public Shares, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party (other than the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.05 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.05 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under our indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor have it independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and we believe that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations. As a result, if any such claims were successfully made against the trust account, the funds available for the Company’s initial business combination and redemptions could be reduced to less than $10.05 per public share. In such event, the Company may not be able to complete its initial business combination, and the investors would receive such lesser amount per share in connection with any redemption of their public shares. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

On June 25, 2025, the Sponsor agreed to make monthly deposits, each in an amount equal to the lesser of (i) $0.015 for each outstanding Class A ordinary share, par value $0.0001 per share, of the Company and (ii) $55,000, up to a maximum aggregate amount of $825,000, directly to the Company’s trust account in order to extend the Company’s time period to consummate a business combination. As of December 31, 2025, the Company deposited $201,305 into the trust account.

On July 8, 2025, the Company held an extraordinary general meeting of shareholders where the Company’s shareholders approved the proposal to amend the Company’s amended and restated memorandum and articles of association to extend the date by which the Company has to consummate a business combination from July 11, 2025 to September 29, 2026.

In connection with the July 8, 2025 extraordinary general meeting of shareholders, the Sponsor agreed to convert 4,000,000 Class B ordinary shares of the Company into 4,000,000 Class A ordinary shares of the Company.

In connection with the July 8, 2025 extraordinary general meeting of shareholders, holders of 7,763,287 Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately $10.93 per share, for an aggregate redemption amount of approximately $84.8 million. As a result, approximately $84.8 million was removed from the Trust Account to redeem such shares. Following the redemption, there was 2,236,713 Class A Ordinary Shares held by public shareholders outstanding and 6,236,713 total Class A Ordinary Shares issued and outstanding, including Class A Ordinary Shares issued to the Sponsor in the conversion. Upon payment of the redemption, approximately $24.4 million remained in the Trust Account prior to any contribution made by the Sponsor.

Liquidity and Capital Resources

As of December 31, 2025, the Company had $112,295 in its operating bank account, $25,164,437 in its trust account, and a working capital deficit of $3,654,185.

Subsequent to the consummation of the Initial Public Offering, the Company’s liquidity has been satisfied through the net proceeds from the consummation of the Initial Public Offering and the Private Placement held outside of the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (as defined in Note 5). However, the Company has future obligations to management, consultants, and directors that will likely extinguish the cash balance within approximately a year from the filing date of the December 31, 2025 Form 10- K.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 205-40, Presentation of Financial Statements—Going Concern, the Company was formed for the purpose of completing a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses or entities on or before September 29, 2026. There is no assurance that the Company will obtain the necessary approvals or raise the additional capital it needs to fund its business operations and complete any business combination prior to September 29, 2026, if at all. The Company also has no approved plan in place to extend the business combination deadline beyond September 29, 2026, and lacks the capital resources needed to fund operations and complete any business combination, even if the deadline to complete a business combination is extended to a later date. Management has determined that the liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these financial statements. No adjustments have been made to the carrying amounts of assets or liabilities. The Company’s Sponsor, officers and directors may, but are not obligated to, loan the Company funds from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital.

Risks and Uncertainties

Various social and political circumstances in the U.S. and around the world (including wars and other forms of conflict, including rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the U.S. and foreign, trade, economic and other policies with other countries, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. The Iran war has resulted in higher oil prices and created concerns about economic recession. Tariffs imposed by the U.S. presidential administration caused geopolitical tension and higher prices of goods throughout the global economy. Sanctions imposed by the U.S. and other countries in connection with hostilities between Russia and Ukraine and tensions between China and Taiwan have caused additional financial market volatility and affected the global economy. Concerns over persistent inflation, economic recession, as well as interest rate volatility and fluctuations in oil and gas prices resulting from global production and demand levels, as well as geopolitical tension, have exacerbated market volatility and could adversely affect the Company’s ability to complete a business combination and could have a material adverse effect on the value of the Company’s securities. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The impact of these conflicts on the world economy is not determinable as of the date of these financial statements and the specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.